Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GoodHaven Funds Trust
Entity Central Index Key	0001661813
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
GoodHaven Fund
Shareholder Report [Line Items]
Fund Name	GoodHaven Fund
Class Name	GoodHaven Fund
Trading Symbol	GOODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/. You can also request this information by contacting us at 1-855-654-6639.
Additional Information Phone Number	1-855-654-6639
Additional Information Website	https://www.goodhavenfunds.com/communications/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GoodHaven Fund	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s investments having the most positive impact on portfolio performance for the twelve-month period ending November 30, 2024 were: Jefferies Financial Group, which rose amidst much better earnings and a strong outlook for core investment banking & trading future results. Berkshire Hathaway rose amidst solid operating earnings and the benefit of higher short-term interest rates on interest income. The largest detractor was Devon Energy which declined amidst weaker oil prices despite continued solid results and some general sector underperformance.
The Fund’s turnover rate of 6%, a measure of how frequently assets within a fund are bought and sold by the manager, remains at reasonably low levels and is consistent with the strategies, generally long-term in nature, of GoodHaven Capital Management LLC, the Fund’s investment advisor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GoodHaven Fund (without sales charge)	32.97	17.60	8.41
S&P 500 TR	33.89	15.77	13.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.goodhavenfunds.com/performance/ for more recent performance information. Visit https://www.goodhavenfunds.com/performance/ for more recent performance information.
Net Assets	$ 322,669,789
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 2,361,489
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$322,669,789
Number of Holdings	33
Net Advisory Fee	$2,361,489
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bills	20.0%
Berkshire Hathaway, Inc.	12.8%
Jefferies Financial Group, Inc.	5.9%
Builders FirstSource, Inc.	5.7%
Alphabet, Inc. - Class C	5.6%
Bank of America Corp.	5.3%
EXOR NV	4.8%
TerraVest Industries, Inc.	4.0%
KKR & Co., Inc.	3.8%
Lennar Corp. - Class B	3.3%

Top Industries	(%)
Diversified Holding Companies	12.8%
Oil & Gas Exploration & Production	7.7%
Investment Management	6.9%
Capital Markets	5.9%
Banks-Diversified	5.9%
General Building Materials	5.7%
Interactive Media & Services	5.6%
Property/Casualty Insurance	5.4%
Industrial Conglomerate	4.8%
Cash & Other	39.3%

Updated Prospectus Web Address	https://www.goodhavenfunds.com/